Summary of Significant Accounting Policies (Intangible Assets) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 CAD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	$ 8
2018	8
2019	8
2020	8
2021	8
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	6
2018	6
2019	6
2020	6
2021	6
Use Rights [Member]
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	1
2018	1
2019	1
2020	1
2021	1
Naming Rights [Member]
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	1
2018	1
2019	1
2020	1
2021	$ 1
Minimum [Member] | Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	50 years
Minimum [Member] | Naming Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum [Member] | Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Maximum [Member] | Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	143 years
Maximum [Member] | Naming Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	24 years